Quarterly Holdings Report
for
Fidelity® Series International Index Fund
July 31, 2023
IIF-NPRT3-0923
1.9891252.104
Common Stocks - 96.9%
	Shares	Value ($)
Australia - 7.6%
Ampol Ltd.	5,000	110,327
ANZ Group Holdings Ltd.	63,017	1,093,293
APA Group unit	24,757	166,293
Aristocrat Leisure Ltd.	12,383	327,134
ASX Ltd.	4,062	169,464
Aurizon Holdings Ltd.	38,621	98,838
BHP Group Ltd.	106,291	3,284,915
BlueScope Steel Ltd.	9,670	141,858
Brambles Ltd.	29,160	275,586
Cochlear Ltd.	1,380	221,707
Coles Group Ltd.	28,082	343,112
Commonwealth Bank of Australia	35,426	2,515,438
Computershare Ltd.	12,034	202,728
DEXUS Property Group unit	22,568	124,606
EBOS Group Ltd.	3,216	77,002
Endeavour Group Ltd.	30,063	122,775
Flutter Entertainment PLC (Ireland) (a)	3,702	736,326
Fortescue Metals Group Ltd.	35,531	517,419
Glencore PLC	223,952	1,361,950
Goodman Group unit	35,510	489,921
IDP Education Ltd.	5,256	87,838
IGO Ltd.	14,300	132,553
Insurance Australia Group Ltd.	51,404	204,751
Lendlease Group unit	14,464	83,845
Macquarie Group Ltd.	7,704	905,638
Medibank Private Ltd.	57,785	136,238
Mineral Resources Ltd.	3,643	174,789
Mirvac Group unit	82,792	130,131
National Australia Bank Ltd.	65,855	1,261,522
Newcrest Mining Ltd.	18,763	336,551
Northern Star Resources Ltd.	24,128	186,540
Orica Ltd.	9,529	100,810
Origin Energy Ltd.	36,146	205,645
Pilbara Minerals Ltd.	56,614	184,054
Qantas Airways Ltd. (a)	18,680	81,934
QBE Insurance Group Ltd.	31,230	330,810
Ramsay Health Care Ltd.	3,847	152,225
REA Group Ltd.	1,109	117,347
Reece Ltd.	4,744	62,456
Rio Tinto Ltd.	7,789	612,495
Rio Tinto PLC	23,620	1,561,230
Santos Ltd.	69,272	372,752
Scentre Group unit	108,905	205,556
SEEK Ltd.	7,071	118,265
Sonic Healthcare Ltd.	9,361	221,016
South32 Ltd.	95,706	252,013
Stockland Corp. Ltd. unit	50,087	141,975
Suncorp Group Ltd.	26,575	254,012
Telstra Group Ltd.	84,852	242,799
The GPT Group unit	40,193	117,170
The Lottery Corp. Ltd.	46,702	162,182
Transurban Group unit	64,636	622,585
Treasury Wine Estates Ltd.	15,146	114,453
Vicinity Centres unit	81,189	107,706
Washington H. Soul Pattinson & Co. Ltd.	4,923	108,958
Wesfarmers Ltd.	23,804	793,861
Westpac Banking Corp.	73,627	1,104,830
WiseTech Global Ltd.	3,481	200,593
Woodside Energy Group Ltd.	39,839	1,026,858
Woolworths Group Ltd.	25,571	663,339
TOTAL AUSTRALIA		26,261,017
Austria - 0.2%
Erste Group Bank AG	7,214	272,695
Mondi PLC	10,188	178,536
OMV AG	3,090	139,296
Verbund AG	1,429	118,389
Voestalpine AG	2,435	80,586
TOTAL AUSTRIA		789,502
Belgium - 0.8%
Ageas	3,384	143,359
Anheuser-Busch InBev SA NV	18,225	1,042,573
D'ieteren Group	456	79,568
Elia Group SA/NV	617	75,912
Groupe Bruxelles Lambert SA	2,087	168,749
KBC Group NV	5,252	395,291
Sofina SA	323	76,781
Solvay SA Class A	1,555	186,531
UCB SA	2,653	234,875
Umicore SA	4,395	130,159
Warehouses de Pauw	3,424	101,195
TOTAL BELGIUM		2,634,993
Brazil - 0.0%
Yara International ASA	3,474	142,044
Burkina Faso - 0.0%
Endeavour Mining PLC	3,895	93,975
Chile - 0.1%
Antofagasta PLC	8,274	178,124
China - 0.6%
BOC Hong Kong (Holdings) Ltd.	77,710	236,152
Budweiser Brewing Co. APAC Ltd. (b)	36,080	87,437
ESR Group Ltd. (b)	41,623	72,584
Prosus NV	16,818	1,331,935
SITC International Holdings Co. Ltd.	28,000	61,034
Wilmar International Ltd.	40,322	117,047
TOTAL CHINA		1,906,189
Denmark - 2.9%
A.P. Moller - Maersk A/S:
Series A	65	130,721
Series B	105	215,692
Carlsberg A/S Series B	2,066	309,866
Chr. Hansen Holding A/S	2,213	167,182
Coloplast A/S Series B	2,493	309,869
Danske Bank A/S	14,472	343,468
Demant A/S (a)	1,934	77,133
DSV A/S	3,906	782,076
Genmab A/S (a)	1,385	570,897
Novo Nordisk A/S Series B	34,734	5,600,935
Novozymes A/S Series B	4,291	215,265
ORSTED A/S (b)	3,969	346,220
Pandora A/S	1,904	190,585
Rockwool International A/S Series B	192	51,687
Tryg A/S	7,555	149,263
Vestas Wind Systems A/S (a)	21,189	566,731
TOTAL DENMARK		10,027,590
Finland - 1.0%
Elisa Corp. (A Shares)	2,984	155,646
Fortum Corp.	9,413	127,404
Kesko Oyj	5,731	114,651
Kone OYJ (B Shares)	7,132	365,734
Metso Corp.	13,915	157,968
Neste OYJ	8,877	326,578
Nokia Corp.	112,267	441,315
Nordea Bank ABP	68,072	770,065
Orion Oyj (B Shares)	2,247	86,322
Sampo Oyj (A Shares)	9,649	425,318
Stora Enso Oyj (R Shares)	12,207	149,718
UPM-Kymmene Corp.	11,199	370,630
Wartsila Corp.	9,932	124,764
TOTAL FINLAND		3,616,113
France - 10.2%
Accor SA	3,863	145,642
Adevinta ASA Class B (a)	6,115	45,221
Aeroports de Paris SA	623	86,035
Air Liquide SA	10,986	1,975,216
Airbus Group NV	12,438	1,832,118
Alstom SA	6,785	207,758
Alstom SA rights (a)(c)(d)	7,331	2,015
Amundi SA (b)	1,283	78,715
Arkema SA	1,181	127,202
AXA SA	38,493	1,183,230
bioMerieux SA	869	93,215
BNP Paribas SA	23,309	1,537,178
Bollore SA	18,576	117,440
Bouygues SA	4,322	154,821
Bureau Veritas SA	6,169	169,435
Capgemini SA	3,460	627,016
Carrefour SA	12,457	249,030
Compagnie de St.-Gobain	10,281	694,967
Compagnie Generale des Etablissements Michelin SCA Series B	14,234	466,122
Covivio	994	48,022
Credit Agricole SA	25,396	315,301
Danone SA	13,471	822,630
Dassault Aviation SA	523	101,609
Dassault Systemes SA	14,008	598,899
Edenred SA	5,237	340,187
Eiffage SA	1,542	160,421
Engie SA	38,323	628,701
EssilorLuxottica SA	6,105	1,227,975
Eurazeo SA	914	55,774
Gecina SA	965	104,351
Getlink SE	7,501	131,916
Hermes International SCA	665	1,474,399
Ipsen SA	791	99,668
Kering SA	1,562	896,846
Klepierre SA	4,514	119,860
L'Oreal SA	5,053	2,351,203
La Francaise des Jeux SAEM (b)	2,204	84,137
Legrand SA	5,598	560,844
LVMH Moet Hennessy Louis Vuitton SE	5,794	5,381,281
Orange SA	39,069	441,630
Pernod Ricard SA	4,330	955,024
Publicis Groupe SA	4,802	387,163
Remy Cointreau SA	480	82,410
Renault SA	4,033	176,950
Safran SA	7,172	1,190,646
Sartorius Stedim Biotech	580	181,429
SEB SA	523	58,596
Societe Generale Series A	15,262	415,076
Sodexo SA	1,856	190,476
Teleperformance	1,240	179,625
Thales SA	2,205	329,597
TotalEnergies SE	49,638	3,015,832
Unibail-Rodamco-Westfield NV (a)	2,475	140,308
Valeo SA	4,343	98,129
Veolia Environnement SA	14,244	463,770
VINCI SA	11,151	1,309,179
Vivendi SA	15,041	134,318
Wendel SA	559	55,193
Worldline SA (a)(b)	5,019	198,828
TOTAL FRANCE		35,300,579
Germany - 7.8%
adidas AG	3,399	686,207
Allianz SE	8,462	2,022,412
BASF AG	18,755	1,005,475
Bayer AG	20,613	1,205,519
Bayerische Motoren Werke AG (BMW)	6,947	846,774
Bechtle AG	1,718	75,614
Beiersdorf AG	2,115	273,937
Brenntag SE	3,242	251,232
Carl Zeiss Meditec AG	844	97,762
Commerzbank AG	22,335	267,061
Continental AG	2,308	184,284
Covestro AG (a)(b)	4,054	217,654
Daimler Truck Holding AG	10,360	388,997
Deutsche Bank AG	40,668	450,722
Deutsche Borse AG	3,987	763,915
Deutsche Lufthansa AG (a)	12,542	126,564
Deutsche Telekom AG	68,007	1,482,636
DHL Group	21,117	1,084,752
E.ON SE	47,107	595,892
Evonik Industries AG	4,400	90,999
Fresenius Medical Care AG & Co. KGaA	4,309	223,786
Fresenius SE & Co. KGaA	8,863	278,021
GEA Group AG	3,178	134,842
Hannover Reuck SE	1,265	270,037
HeidelbergCement AG	3,039	246,260
HelloFresh AG (a)	3,433	97,799
Henkel AG & Co. KGaA	2,180	152,300
Infineon Technologies AG	27,401	1,203,876
Knorr-Bremse AG	1,522	107,000
LEG Immobilien AG (a)	1,555	110,038
Mercedes-Benz Group AG (Germany)	17,958	1,434,178
Merck KGaA	2,712	476,499
MTU Aero Engines AG	1,124	262,368
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,940	1,107,465
Nemetschek SE	1,212	88,271
Puma AG	2,215	149,692
Rational AG	107	80,058
Rheinmetall AG	914	258,672
RWE AG	13,266	570,749
SAP SE	21,910	2,988,779
Scout24 AG (b)	1,574	104,148
Siemens AG	15,946	2,717,872
Siemens Energy AG (a)	10,901	184,459
Siemens Healthineers AG (b)	5,917	343,633
Symrise AG	2,786	304,320
Talanx AG	1,329	81,391
Telefonica Deutschland Holding AG	18,724	50,459
Volkswagen AG	619	98,926
Vonovia SE	15,029	350,176
Wacker Chemie AG	383	59,524
Zalando SE (a)(b)	4,701	162,299
TOTAL GERMANY		26,816,305
Hong Kong - 2.3%
AIA Group Ltd.	244,245	2,443,608
CK Asset Holdings Ltd.	41,226	237,876
CK Infrastructure Holdings Ltd.	13,081	69,188
CLP Holdings Ltd.	34,236	278,536
Futu Holdings Ltd. ADR (a)(c)	1,154	69,471
Hang Lung Properties Ltd.	37,400	58,026
Hang Seng Bank Ltd.	16,076	244,678
Henderson Land Development Co. Ltd.	30,140	93,168
HKT Trust/HKT Ltd. unit	79,292	93,435
Hong Kong & China Gas Co. Ltd.	234,697	200,724
Hong Kong Exchanges and Clearing Ltd.	25,267	1,055,532
Hongkong Land Holdings Ltd.	23,230	82,699
Jardine Matheson Holdings Ltd.	3,375	166,658
Link (REIT)	53,044	296,884
MTR Corp. Ltd.	32,437	149,106
New World Development Co. Ltd.	31,305	76,989
Power Assets Holdings Ltd.	29,303	153,299
Prudential PLC	57,768	802,186
Sino Land Ltd.	77,904	95,396
Sun Hung Kai Properties Ltd.	30,180	378,959
Swire Pacific Ltd. (A Shares)	8,856	73,754
Swire Properties Ltd.	24,565	61,421
Techtronic Industries Co. Ltd.	28,792	325,063
WH Group Ltd. (b)	175,077	95,555
Wharf Real Estate Investment Co. Ltd.	34,814	186,370
Xinyi Glass Holdings Ltd.	35,050	57,886
TOTAL HONG KONG		7,846,467
Ireland - 0.7%
AerCap Holdings NV (a)	3,482	222,186
AIB Group PLC	28,046	131,919
Bank of Ireland Group PLC	22,455	236,918
CRH PLC	15,535	925,434
Kerry Group PLC Class A	3,344	332,229
Kingspan Group PLC (Ireland)	3,244	260,375
Smurfit Kappa Group PLC	5,458	215,979
TOTAL IRELAND		2,325,040
Israel - 0.6%
Azrieli Group	890	50,641
Bank Hapoalim BM (Reg.)	26,647	236,853
Bank Leumi le-Israel BM	32,392	258,755
Check Point Software Technologies Ltd. (a)	2,027	267,990
Elbit Systems Ltd. (Israel)	558	118,531
Icl Group Ltd.	16,231	107,717
Israel Discount Bank Ltd. (Class A)	25,955	137,588
Mizrahi Tefahot Bank Ltd.	3,238	116,956
NICE Ltd. (a)	1,333	288,198
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	23,307	195,779
Tower Semiconductor Ltd. (a)	2,307	85,525
Wix.com Ltd. (a)	1,133	106,865
TOTAL ISRAEL		1,971,398
Italy - 2.2%
Amplifon SpA	2,613	88,459
Assicurazioni Generali SpA	21,266	453,143
Coca-Cola HBC AG	4,621	135,924
Davide Campari Milano NV	10,967	147,472
DiaSorin SpA	528	59,244
Enel SpA	170,653	1,176,686
Eni SpA	48,709	743,634
Ferrari NV (Italy)	2,645	847,443
FinecoBank SpA	12,812	198,835
Infrastrutture Wireless Italiane SpA (b)	7,051	88,496
Intesa Sanpaolo SpA	338,658	979,286
Mediobanca SpA	11,582	154,341
Moncler SpA	4,322	312,304
Nexi SpA (a)(b)	12,384	107,214
Poste Italiane SpA (b)	10,962	125,288
Prysmian SpA	5,345	213,035
Recordati SpA	2,194	113,258
Snam SpA	42,310	222,458
Telecom Italia SpA (a)	209,072	60,296
Terna - Rete Elettrica Nazionale	29,521	249,540
UniCredit SpA	38,685	979,514
TOTAL ITALY		7,455,870
Japan - 21.8%
Advantest Corp.	4,033	553,505
AEON Co. Ltd.	13,691	296,214
AGC, Inc.	4,294	155,020
Aisin Seiki Co. Ltd.	3,074	99,719
Ajinomoto Co., Inc.	9,483	369,081
Ana Holdings, Inc. (a)	3,363	80,514
Asahi Group Holdings	10,062	395,718
ASAHI INTECC Co. Ltd.	4,526	92,833
Asahi Kasei Corp.	26,293	179,180
Astellas Pharma, Inc.	38,013	555,839
Azbil Corp.	2,407	75,798
Bandai Namco Holdings, Inc.	12,611	284,903
BayCurrent Consulting, Inc.	2,800	90,299
Bridgestone Corp.	11,984	496,410
Brother Industries Ltd.	4,874	75,835
Canon, Inc.	20,971	542,004
Capcom Co. Ltd.	3,594	161,681
Central Japan Railway Co.	3,040	387,519
Chiba Bank Ltd.	11,105	77,957
Chubu Electric Power Co., Inc.	13,495	169,085
Chugai Pharmaceutical Co. Ltd.	14,122	420,288
Concordia Financial Group Ltd.	22,226	101,471
CyberAgent, Inc.	9,072	57,258
Dai Nippon Printing Co. Ltd.	4,605	130,739
Dai-ichi Mutual Life Insurance Co.	19,711	402,561
Daifuku Co. Ltd.	6,410	136,747
Daiichi Sankyo Kabushiki Kaisha	38,846	1,196,442
Daikin Industries Ltd.	5,517	1,115,530
Daito Trust Construction Co. Ltd.	1,309	140,685
Daiwa House Industry Co. Ltd.	12,550	340,689
Daiwa House REIT Investment Corp.	46	90,535
Daiwa Securities Group, Inc.	27,956	151,330
DENSO Corp.	9,122	633,568
Dentsu Group, Inc.	4,263	142,395
Disco Corp.	1,944	365,425
East Japan Railway Co.	6,302	356,729
Eisai Co. Ltd.	5,321	335,721
ENEOS Holdings, Inc.	60,414	218,869
FANUC Corp.	20,105	615,061
Fast Retailing Co. Ltd.	3,691	922,588
Fuji Electric Co. Ltd.	2,711	122,301
FUJIFILM Holdings Corp.	7,800	452,160
Fujitsu Ltd.	3,728	481,772
GLP J-REIT	94	92,570
GMO Payment Gateway, Inc.	869	66,184
Hakuhodo DY Holdings, Inc.	4,880	56,015
Hamamatsu Photonics K.K.	2,941	141,525
Hankyu Hanshin Holdings, Inc.	4,775	158,456
Hikari Tsushin, Inc.	390	57,761
Hirose Electric Co. Ltd.	653	82,575
Hitachi Construction Machinery Co. Ltd.	2,283	68,314
Hitachi Ltd.	19,725	1,289,165
Honda Motor Co. Ltd.	32,338	1,030,981
Hoshizaki Corp.	2,268	86,852
Hoya Corp.	7,528	874,690
Hulic Co. Ltd.	8,100	68,864
Ibiden Co. Ltd.	2,377	144,125
Idemitsu Kosan Co. Ltd.	4,407	92,932
Iida Group Holdings Co. Ltd.	3,337	58,512
INPEX Corp.	20,410	262,899
Isuzu Motors Ltd.	12,226	158,298
Itochu Corp.	24,950	1,008,417
ITOCHU Techno-Solutions Corp.	1,965	49,752
Japan Airlines Co. Ltd.	3,037	65,665
Japan Exchange Group, Inc.	10,563	183,803
Japan Post Bank Co. Ltd.	30,962	257,464
Japan Post Holdings Co. Ltd.	46,003	335,972
Japan Post Insurance Co. Ltd.	4,167	67,324
Japan Real Estate Investment Corp.	27	108,558
Japan Retail Fund Investment Corp.	147	100,745
Japan Tobacco, Inc.	25,208	558,682
JFE Holdings, Inc.	10,320	166,626
JSR Corp.	3,741	107,077
Kajima Corp.	8,854	139,782
Kansai Electric Power Co., Inc.	14,780	194,275
Kao Corp.	9,806	372,546
Kawasaki Kisen Kaisha Ltd.	2,900	87,286
KDDI Corp.	31,400	924,155
Keio Corp.	2,173	72,156
Keisei Electric Railway Co.	2,719	112,762
Keyence Corp.	4,105	1,839,769
Kikkoman Corp.	2,842	163,490
Kintetsu Group Holdings Co. Ltd.	3,787	127,001
Kirin Holdings Co. Ltd.	16,274	240,510
Kobayashi Pharmaceutical Co. Ltd.	1,081	59,405
Kobe Bussan Co. Ltd.	3,205	85,338
Koei Tecmo Holdings Co. Ltd.	2,496	42,669
Koito Manufacturing Co. Ltd.	4,344	79,710
Komatsu Ltd.	19,368	542,584
Konami Group Corp.	2,155	120,713
Kose Corp.	656	64,187
Kubota Corp.	21,243	320,217
Kurita Water Industries Ltd.	2,165	86,880
Kyocera Corp.	6,738	362,038
Kyowa Hakko Kirin Co., Ltd.	5,647	107,808
Lasertec Corp.	1,625	245,996
LIXIL Group Corp.	6,043	77,202
M3, Inc.	9,238	211,883
Makita Corp.	4,673	130,962
Marubeni Corp.	32,072	566,640
MatsukiyoCocokara & Co.	2,400	140,273
Mazda Motor Corp.	11,972	118,768
McDonald's Holdings Co. (Japan) Ltd.	1,814	71,405
Meiji Holdings Co. Ltd.	4,582	105,898
Minebea Mitsumi, Inc.	7,611	140,595
Misumi Group, Inc.	5,967	108,821
Mitsubishi Chemical Holdings Corp.	26,847	160,310
Mitsubishi Corp.	26,035	1,329,521
Mitsubishi Electric Corp.	40,556	584,686
Mitsubishi Estate Co. Ltd.	23,584	289,038
Mitsubishi Heavy Industries Ltd.	6,712	317,566
Mitsubishi UFJ Financial Group, Inc.	239,621	1,929,489
Mitsubishi UFJ Lease & Finance Co. Ltd.	18,478	122,078
Mitsui & Co. Ltd.	27,529	1,072,212
Mitsui Chemicals, Inc.	3,610	103,531
Mitsui Fudosan Co. Ltd.	18,941	388,566
Mitsui OSK Lines Ltd.	7,200	185,991
Mizuho Financial Group, Inc.	50,599	858,430
MonotaRO Co. Ltd.	5,222	63,722
MS&AD Insurance Group Holdings, Inc.	9,043	336,383
Murata Manufacturing Co. Ltd.	12,061	716,444
NEC Corp.	5,135	259,268
Nexon Co. Ltd.	8,214	156,497
NGK Insulators Ltd.	4,941	60,501
Nidec Corp.	8,749	522,534
Nintendo Co. Ltd.	21,770	984,761
Nippon Building Fund, Inc.	32	134,060
Nippon Express Holdings, Inc.	1,523	89,229
Nippon Paint Holdings Co. Ltd.	19,905	182,169
Nippon Prologis REIT, Inc.	46	93,995
Nippon Sanso Holdings Corp.	3,650	88,053
Nippon Shinyaku Co. Ltd.	1,075	43,479
Nippon Steel & Sumitomo Metal Corp.	16,982	387,471
Nippon Telegraph & Telephone Corp.	627,025	719,021
Nippon Yusen KK	10,165	246,364
Nissan Chemical Corp.	2,707	121,417
Nissan Motor Co. Ltd.	48,664	214,372
Nisshin Seifun Group, Inc.	4,120	51,086
Nissin Food Holdings Co. Ltd.	1,306	110,161
Nitori Holdings Co. Ltd.	1,635	200,604
Nitto Denko Corp.	3,163	224,555
Nomura Holdings, Inc.	61,085	252,707
Nomura Real Estate Holdings, Inc.	2,293	56,783
Nomura Real Estate Master Fund, Inc.	89	105,850
Nomura Research Institute Ltd.	8,139	231,269
NTT Data Corp.	13,245	183,921
Obayashi Corp.	13,593	125,597
OBIC Co. Ltd.	1,416	231,612
Odakyu Electric Railway Co. Ltd.	6,193	90,415
Oji Holdings Corp.	18,055	71,197
Olympus Corp.	25,253	411,194
OMRON Corp.	3,711	198,821
Ono Pharmaceutical Co. Ltd.	8,121	148,820
Open House Group Co. Ltd.	1,600	60,777
Oracle Corp. Japan	764	53,574
Oriental Land Co. Ltd.	22,870	876,122
ORIX Corp.	24,604	472,312
Osaka Gas Co. Ltd.	7,836	123,270
Otsuka Corp.	2,375	98,780
Otsuka Holdings Co. Ltd.	8,154	299,474
Pan Pacific International Holdings Ltd.	7,994	157,840
Panasonic Holdings Corp.	46,309	571,610
Persol Holdings Co. Ltd.	3,700	73,030
Rakuten Group, Inc.	31,346	122,308
Recruit Holdings Co. Ltd.	30,273	1,048,526
Renesas Electronics Corp. (a)	26,703	515,203
Resona Holdings, Inc.	44,877	244,282
Ricoh Co. Ltd.	11,525	102,357
ROHM Co. Ltd.	1,846	172,578
SBI Holdings, Inc. Japan	5,097	107,465
SCSK Corp.	3,258	54,103
Secom Co. Ltd.	4,449	298,122
Seiko Epson Corp.	6,044	99,094
Sekisui Chemical Co. Ltd.	7,698	116,824
Sekisui House Ltd.	12,934	263,562
Seven & i Holdings Co. Ltd.	15,759	652,780
SG Holdings Co. Ltd.	6,737	98,239
Sharp Corp. (a)	4,760	28,273
Shimadzu Corp.	4,974	150,725
SHIMANO, Inc.	1,624	244,781
SHIMIZU Corp.	11,623	80,033
Shin-Etsu Chemical Co. Ltd.	38,270	1,260,800
Shionogi & Co. Ltd.	5,441	228,022
Shiseido Co. Ltd.	8,369	366,491
Shizuoka Financial Group	9,399	78,388
SMC Corp.	1,196	623,368
SoftBank Corp.	60,313	669,746
SoftBank Group Corp.	21,624	1,099,849
Sompo Holdings, Inc.	6,559	290,041
Sony Group Corp.	26,413	2,474,007
Square Enix Holdings Co. Ltd.	1,755	81,221
Subaru Corp.	12,928	244,129
Sumco Corp.	7,349	106,930
Sumitomo Chemical Co. Ltd.	29,526	90,924
Sumitomo Corp.	23,675	507,066
Sumitomo Electric Industries Ltd.	14,944	191,179
Sumitomo Metal Mining Co. Ltd.	5,186	179,131
Sumitomo Mitsui Financial Group, Inc.	27,387	1,283,127
Sumitomo Mitsui Trust Holdings, Inc.	6,955	270,202
Sumitomo Realty & Development Co. Ltd.	6,022	161,106
Suntory Beverage & Food Ltd.	2,932	104,304
Suzuki Motor Corp.	7,718	309,067
Sysmex Corp.	3,480	235,441
T&D Holdings, Inc.	10,496	170,501
Taisei Corp.	3,516	133,112
Takeda Pharmaceutical Co. Ltd.	33,178	1,014,412
TDK Corp.	8,151	311,510
Terumo Corp.	14,080	460,311
TIS, Inc.	4,572	115,790
Tobu Railway Co. Ltd.	3,915	103,499
Toho Co. Ltd.	2,390	93,070
Tokio Marine Holdings, Inc.	37,768	868,475
Tokyo Electric Power Co., Inc. (a)	32,025	127,186
Tokyo Electron Ltd.	9,450	1,418,323
Tokyo Gas Co. Ltd.	8,215	186,226
Tokyu Corp.	11,117	141,009
Toppan, Inc.	5,138	120,699
Toray Industries, Inc.	29,102	162,668
Toshiba Corp.	8,644	278,827
Tosoh Corp.	5,427	70,820
Toto Ltd.	2,735	84,031
Toyota Industries Corp.	3,041	219,314
Toyota Motor Corp.	222,490	3,740,894
Toyota Tsusho Corp.	4,457	259,873
Trend Micro, Inc.	2,820	133,007
Unicharm Corp.	8,474	313,527
USS Co. Ltd.	4,268	73,891
Welcia Holdings Co. Ltd.	1,955	36,773
West Japan Railway Co.	4,570	187,696
Yakult Honsha Co. Ltd.	2,714	150,690
Yamaha Corp.	2,923	113,004
Yamaha Motor Co. Ltd.	6,272	183,401
Yamato Holdings Co. Ltd.	6,012	112,494
Yaskawa Electric Corp.	4,998	216,797
Yokogawa Electric Corp.	4,779	89,574
Z Holdings Corp.	56,017	155,847
ZOZO, Inc.	2,582	50,310
TOTAL JAPAN		75,328,399
Jordan - 0.0%
Hikma Pharmaceuticals PLC	3,473	93,108
Korea (South) - 0.0%
Delivery Hero AG (a)(b)	3,638	165,059
Luxembourg - 0.1%
ArcelorMittal SA (Netherlands)	10,130	292,928
Eurofins Scientific SA	2,831	194,792
TOTAL LUXEMBOURG		487,720
Macau - 0.2%
Galaxy Entertainment Group Ltd. (a)	45,635	331,193
Sands China Ltd. (a)	50,862	194,020
TOTAL MACAU		525,213
Netherlands - 5.7%
ABN AMRO Bank NV GDR (Bearer) (b)	8,474	144,043
Adyen BV (a)(b)	455	844,487
AEGON NV	35,408	192,205
Akzo Nobel NV	3,576	305,738
Argenx SE (a)	1,168	588,251
ASM International NV (Netherlands)	984	468,196
ASML Holding NV (Netherlands)	8,459	6,058,918
Euronext NV (b)	1,798	136,900
EXOR NV	2,275	212,466
Ferrovial SE	10,796	357,768
Heineken Holding NV	2,417	198,116
Heineken NV (Bearer)	5,439	532,377
IMCD NV	1,196	181,405
ING Groep NV (Certificaten Van Aandelen)	75,944	1,108,529
JDE Peet's BV	2,637	79,559
Koninklijke Ahold Delhaize NV	20,472	705,642
Koninklijke KPN NV	67,769	245,206
Koninklijke Philips Electronics NV	19,531	405,730
NN Group NV	5,261	201,762
OCI NV	2,214	63,000
Randstad NV	2,316	135,674
Shell PLC (London)	143,679	4,354,591
Stellantis NV (Italy)	47,197	967,495
Universal Music Group NV	17,191	440,947
Wolters Kluwer NV	5,403	678,416
TOTAL NETHERLANDS		19,607,421
New Zealand - 0.2%
Auckland International Airport Ltd. (a)	26,267	137,041
Fisher & Paykel Healthcare Corp.	12,156	185,506
Mercury Nz Ltd.	14,549	59,550
Meridian Energy Ltd.	27,100	95,016
Spark New Zealand Ltd.	39,265	126,327
Xero Ltd. (a)	3,011	247,168
TOTAL NEW ZEALAND		850,608
Norway - 0.6%
Aker BP ASA	6,631	185,353
DNB Bank ASA	19,518	402,217
Equinor ASA	19,988	611,403
Gjensidige Forsikring ASA	4,196	66,324
Kongsberg Gruppen ASA	1,860	80,639
Mowi ASA	9,222	162,192
Norsk Hydro ASA	28,218	184,812
Orkla ASA	15,759	124,516
Salmar ASA	1,523	70,372
Telenor ASA	14,682	157,177
TOTAL NORWAY		2,045,005
Portugal - 0.2%
Energias de Portugal SA	61,453	287,162
Galp Energia SGPS SA Class B	10,325	137,363
Jeronimo Martins SGPS SA	5,942	161,763
TOTAL PORTUGAL		586,288
Singapore - 1.6%
CapitaLand Ascendas REIT	70,551	149,087
CapitaLand Investment Ltd.	54,553	139,485
CapitaMall Trust	111,623	171,243
City Developments Ltd.	10,468	58,175
DBS Group Holdings Ltd.	37,998	978,990
Genting Singapore Ltd.	126,894	89,701
Grab Holdings Ltd. (a)(c)	39,195	150,117
Jardine Cycle & Carriage Ltd.	2,100	54,136
Keppel Corp. Ltd.	30,516	169,361
Mapletree Logistics Trust (REIT)	72,468	92,101
Mapletree Pan Asia Commercial Trust	49,477	61,393
Oversea-Chinese Banking Corp. Ltd.	71,028	710,414
Sea Ltd. ADR (a)	7,656	509,277
Seatrium Ltd. (a)	859,107	91,095
Singapore Airlines Ltd.	28,162	159,473
Singapore Exchange Ltd.	17,989	131,358
Singapore Technologies Engineering Ltd.	32,793	91,986
Singapore Telecommunications Ltd.	173,262	346,589
STMicroelectronics NV (France)	14,340	766,994
United Overseas Bank Ltd.	26,566	601,344
UOL Group Ltd.	9,744	51,514
Venture Corp. Ltd.	5,857	65,981
TOTAL SINGAPORE		5,639,814
South Africa - 0.2%
Anglo American PLC (United Kingdom)	26,662	819,904
Spain - 2.4%
Acciona SA	518	77,657
ACS Actividades de Construccion y Servicios SA	4,596	160,644
Aena SME SA (b)	1,574	251,631
Amadeus IT Holding SA Class A	9,452	677,797
Banco Bilbao Vizcaya Argentaria SA	126,524	1,002,877
Banco Santander SA (Spain)	345,237	1,398,998
CaixaBank SA	86,575	350,213
Cellnex Telecom SA (b)	11,859	484,267
Corp. ACCIONA Energias Renovables SA	1,382	43,488
EDP Renovaveis SA	5,377	102,692
Enagas SA	5,222	92,641
Endesa SA	6,664	142,768
Grifols SA (a)	6,259	91,872
Iberdrola SA	125,444	1,566,146
Industria de Diseno Textil SA	22,888	876,103
Naturgy Energy Group SA	2,645	80,673
Redeia Corp. SA	8,515	142,353
Repsol SA	27,851	425,213
Telefonica SA	109,059	464,675
TOTAL SPAIN		8,432,708
Sweden - 2.9%
Alfa Laval AB	6,079	227,477
ASSA ABLOY AB (B Shares)	21,030	505,622
Atlas Copco AB:
(A Shares)	56,365	800,715
(B Shares)	32,743	404,217
Beijer Ref AB (B Shares)	8,076	109,865
Boliden AB	5,739	169,067
Embracer Group AB (a)	16,019	46,042
Epiroc AB:
(A Shares)	13,827	276,065
(B Shares)	8,182	138,978
EQT AB	7,462	178,214
Ericsson (B Shares)	61,242	308,076
Essity AB (B Shares)	12,781	316,781
Evolution AB (b)	3,845	474,123
Fastighets AB Balder (a)	13,680	63,862
Getinge AB (B Shares)	4,799	89,425
H&M Hennes & Mauritz AB (B Shares)	13,792	231,978
Hexagon AB (B Shares)	43,562	422,369
Holmen AB (B Shares)	1,968	75,812
Husqvarna AB (B Shares)	8,804	86,439
Industrivarden AB:
(A Shares)	2,733	77,578
(C Shares)	3,237	91,669
Indutrade AB	5,733	120,309
Investment AB Latour (B Shares)	3,107	62,574
Investor AB:
(A Shares)	9,156	185,879
(B Shares)	36,316	741,576
Kinnevik AB (B Shares) (a)	5,092	69,489
L E Lundbergforetagen AB	1,595	70,277
Lifco AB	4,891	98,643
Nibe Industrier AB (B Shares)	31,798	286,189
Saab AB (B Shares)	1,680	88,545
Sagax AB	4,002	88,926
Sandvik AB	22,372	454,394
Securitas AB (B Shares)	10,319	87,795
Skandinaviska Enskilda Banken AB (A Shares)	33,905	410,832
Skanska AB (B Shares)	7,139	113,802
SKF AB (B Shares)	7,150	136,256
Svenska Cellulosa AB SCA (B Shares)	12,712	168,827
Svenska Handelsbanken AB (A Shares)	30,604	268,702
Swedbank AB (A Shares)	17,814	326,532
Swedish Orphan Biovitrum AB (a)	3,575	69,962
Tele2 AB (B Shares)	11,209	84,357
Telia Co. AB	51,486	110,686
Volvo AB:
(A Shares)	4,202	95,246
(B Shares)	31,663	697,997
Volvo Car AB (a)	12,503	61,764
TOTAL SWEDEN		9,993,933
Switzerland - 6.1%
ABB Ltd. (Reg.)	32,979	1,323,366
Adecco SA (Reg.)	3,357	136,313
Alcon, Inc. (Switzerland)	10,485	890,212
Bachem Holding AG (B Shares)	708	65,235
Baloise Holdings AG	961	148,550
Banque Cantonale Vaudoise	632	70,879
Barry Callebaut AG	75	140,445
BKW AG	443	79,299
Clariant AG (Reg.)	4,527	73,871
Compagnie Financiere Richemont SA Series A	10,953	1,763,793
DSM-Firmenich AG	3,667	405,203
Dufry AG (a)	2,068	106,572
Ems-Chemie Holding AG	147	122,381
Geberit AG (Reg.)	715	404,542
Givaudan SA	194	653,823
Helvetia Holding AG (Reg.)	779	115,057
Julius Baer Group Ltd.	4,486	317,732
Kuehne & Nagel International AG	1,140	356,099
Lindt & Spruengli AG	2	242,647
Lindt & Spruengli AG (participation certificate)	24	293,378
Logitech International SA (Reg.)	3,450	243,227
Lonza Group AG	1,562	904,905
Novartis AG	43,007	4,502,713
Partners Group Holding AG	476	533,832
Schindler Holding AG:
(participation certificate)	854	206,829
(Reg.)	493	113,971
SGS SA (Reg.)	3,145	304,528
Sig Group AG	6,417	171,454
Sika AG	3,064	951,121
Sonova Holding AG	1,091	303,386
Straumann Holding AG	2,342	387,133
Swatch Group AG (Bearer)	607	193,783
Swatch Group AG (Bearer) (Reg.)	1,104	66,211
Swiss Life Holding AG	647	410,139
Swiss Prime Site AG	1,610	155,821
Swisscom AG	543	348,945
Temenos Group AG	1,338	114,705
UBS Group AG	69,009	1,525,312
VAT Group AG (b)	567	240,636
Zurich Insurance Group Ltd.	3,157	1,523,382
TOTAL SWITZERLAND		20,911,430
United Arab Emirates - 0.0%
NMC Health PLC (a)(e)	941	0
United Kingdom - 11.1%
3i Group PLC	20,422	518,130
Abrdn PLC	42,003	125,005
Admiral Group PLC	4,454	121,695
Ashtead Group PLC	9,202	680,457
Associated British Foods PLC	7,362	193,684
AstraZeneca PLC (United Kingdom)	32,519	4,672,209
Auto Trader Group PLC (b)	19,274	159,850
Aviva PLC	58,447	291,331
BAE Systems PLC	64,068	766,193
Barclays PLC	326,222	647,327
Barratt Developments PLC	20,652	121,043
Berkeley Group Holdings PLC	2,260	126,050
BP PLC	371,271	2,303,533
British American Tobacco PLC (United Kingdom)	44,568	1,498,738
British Land Co. PLC	18,479	80,157
BT Group PLC	145,875	228,395
Bunzl PLC	7,086	262,629
Burberry Group PLC	7,936	226,405
Centrica PLC	119,307	211,372
CK Hutchison Holdings Ltd.	56,056	345,716
CNH Industrial NV	21,471	309,493
Coca-Cola European Partners PLC	4,316	273,591
Compass Group PLC	36,612	952,558
Croda International PLC	2,930	221,477
DCC PLC (United Kingdom)	2,072	119,952
Diageo PLC	47,308	2,064,630
Entain PLC	13,379	237,975
Halma PLC	7,966	228,590
Hargreaves Lansdown PLC	7,464	81,555
HSBC Holdings PLC (United Kingdom)	419,193	3,481,993
Imperial Brands PLC	18,420	435,181
Informa PLC	29,202	284,146
InterContinental Hotel Group PLC	3,638	268,874
Intertek Group PLC	3,386	189,547
J Sainsbury PLC	34,603	123,187
JD Sports Fashion PLC	54,377	110,051
Johnson Matthey PLC	3,849	88,962
Just Eat Takeaway.com NV (a)(b)	4,385	78,667
Kingfisher PLC	40,680	128,279
Land Securities Group PLC	14,781	122,807
Legal & General Group PLC	125,332	375,412
Lloyds Banking Group PLC	1,390,273	803,229
London Stock Exchange Group PLC	8,426	915,020
M&G PLC	47,049	121,123
National Grid PLC	77,159	1,022,729
NatWest Group PLC	120,320	377,690
Next PLC	2,562	231,734
Ocado Group PLC (a)	12,139	146,189
Pearson PLC	13,523	149,586
Persimmon PLC	6,702	99,686
Phoenix Group Holdings PLC	15,744	111,168
Reckitt Benckiser Group PLC	15,027	1,125,705
RELX PLC (London Stock Exchange)	39,926	1,343,779
Rentokil Initial PLC	52,875	431,151
Rolls-Royce Holdings PLC (a)	175,568	416,296
Sage Group PLC	21,492	258,331
Schroders PLC	16,912	99,687
Segro PLC	25,375	248,471
Severn Trent PLC	5,278	172,996
Smith & Nephew PLC	18,325	278,778
Smiths Group PLC	7,390	161,132
Spirax-Sarco Engineering PLC	1,548	221,012
SSE PLC	22,877	494,849
St. James's Place PLC	11,500	138,730
Standard Chartered PLC (United Kingdom)	50,502	484,403
Taylor Wimpey PLC	74,114	108,763
Tesco PLC	153,552	508,576
Unilever PLC	53,001	2,847,899
United Utilities Group PLC	14,307	183,425
Vodafone Group PLC	481,405	457,942
Whitbread PLC	4,240	190,395
Wise PLC (a)	12,900	128,667
WPP PLC	22,548	246,196
TOTAL UNITED KINGDOM		38,282,183
United States of America - 6.8%
CSL Ltd.	10,121	1,825,473
CyberArk Software Ltd. (a)	861	142,935
Experian PLC	19,286	745,319
GSK PLC	85,920	1,529,477
Haleon PLC	106,568	459,993
Holcim AG	11,631	808,255
James Hardie Industries PLC CDI	9,275	270,881
Monday.com Ltd. (a)	401	72,493
Nestle SA (Reg. S)	57,700	7,069,341
QIAGEN NV (Germany) (a)	4,778	224,058
Roche Holding AG:
(Bearer)	671	222,371
(participation certificate)	14,742	4,570,779
Sanofi SA	23,809	2,540,053
Schneider Electric SA	11,384	2,030,588
Swiss Re Ltd.	6,329	659,717
Tenaris SA	9,908	164,647
TOTAL UNITED STATES OF AMERICA		23,336,380
TOTAL COMMON STOCKS (Cost $292,271,478)		334,470,379

Nonconvertible Preferred Stocks - 0.5%
	Shares	Value ($)
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	1,246	140,012
Dr. Ing. h.c. F. Porsche AG Series F (b)	2,389	292,090
Henkel AG & Co. KGaA	3,552	274,083
Porsche Automobil Holding SE (Germany)	3,213	189,586
Sartorius AG (non-vtg.)	550	226,953
Volkswagen AG	4,327	573,222

TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,688,640)		1,695,946

Government Obligations - 0.1%
	Principal Amount (f)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 5.18% 9/7/23 (g) (Cost $497,364)	500,000	497,295

Money Market Funds - 10.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (h)	35,848,453	35,855,623
Fidelity Securities Lending Cash Central Fund 5.14% (h)(i)	177,382	177,400
TOTAL MONEY MARKET FUNDS (Cost $36,033,023)		36,033,023

TOTAL INVESTMENT IN SECURITIES - 107.9% (Cost $330,490,505)	372,696,643
NET OTHER ASSETS (LIABILITIES) - (7.9)% (j)	(27,384,995)
NET ASSETS - 100.0%	345,311,648

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	82	Sep 2023	9,043,780	314,099	314,099

The notional amount of futures purchased as a percentage of Net Assets is 2.6%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,383,961 or 1.6% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $497,295.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
(j)	Includes $739,726 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	3,870,962	96,306,260	64,321,599	327,467	-	-	35,855,623	0.1%
Fidelity Securities Lending Cash Central Fund 5.32%	2,022,594	15,979,678	17,824,872	29,838	-	-	177,400	0.0%
Total	5,893,556	112,285,938	82,146,471	357,305	-	-	36,033,023

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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